SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS (Details) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Jan. 26, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 25, 2022
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					¥ 17,000		¥ 865,000
Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					17,000		865,000
Additional paid in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Contribution from non-controlling interest shareholders					¥ 0		¥ 0
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Ownership interest held	58.62%
Amount of dividends declared						¥ 230,000
Amount of dividends distributed		¥ 95,000
Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership			73.30%	73.30%
Jinko Solar Co., Ltd. ("Jiangxi Jinko")
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership					58.60%
Non-controlling interests' ownership of the subsidiary	41.38%							26.72%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 9,723,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Non-controlling interest
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	6,419,000
Jinko Solar Co., Ltd. ("Jiangxi Jinko") | IPO | Additional paid in capital
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net proceeds from IPO	¥ 3,304,000
JinkoSolar International Development Limited
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Net of cash disposed of, cash payment from, disposal of subsidiaries			¥ 3,100,000	$ 461
Contribution from non-controlling interest shareholders					¥ 140,000
JinkoSolar International Development Limited | Jiangxi Jinko
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
Percentage of ownership			26.70%	26.70%